Business Combinations and Disposals - Acquisition Information (Details) $ in Millions		12 Months Ended
	Jan. 01, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($) distributionCenter customer	Nov. 30, 2022 MXN ($)	Oct. 31, 2022 MXN ($)	May 31, 2022 MXN ($)	Feb. 28, 2022 MXN ($)	Jan. 31, 2022 MXN ($)	May 15, 2020 MXN ($)
Disclosure of detailed information about business combination [line items]
Deductibe goodwill, tax purposes, period		15 years
Revenue of combined entity as if combination occurred at beginning of period		$ 730,624	$ 565,838	$ 508,367
Customer relationships
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets, pending of allocation percentage		28.00%
CVI Refrigerants Ltda.
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired									100.00%
Business acquisition, consideration transferred									$ 1,947
Cash and cash equivalents recognised as of acquisition date									$ 104
Total revenues		$ 1,923
Revenue of combined entity as if combination occurred at beginning of period	$ 226,929
Valora
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						96.87%
Business acquisition, consideration transferred						$ 22,475
Cash and cash equivalents recognised as of acquisition date						$ 1,971
Total revenues		10,064
Sigma Supply
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired							100.00%
Business acquisition, consideration transferred							$ 8,118
Cash and cash equivalents recognised as of acquisition date							$ 15
Total revenues		$ 5,718
Acquisition Of WAXIE Sanitary Supply And North American Corporation
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired				89.50%
Business acquisition, consideration transferred				$ 20,233						$ 20,233
Number of distribution centers | distributionCenter				26
Threshold number of customers served in various industries | customer				27,000
Cash and cash equivalents recognised as of acquisition date										$ 138
Total revenues				$ 11,275
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
Business acquisition, consideration transferred		$ 8,171
Cash and cash equivalents recognised as of acquisition date		198
Total revenues		2,148
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired			100.00%
Business acquisition, consideration transferred			$ 9,949
Increase (decrease) in amounts allocated to assets in acquisition		3,068
Cash and cash equivalents recognised as of acquisition date			337
Total revenues			$ 2,187
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Customer relationships
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition		2,864
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Trademark
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition		58
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition		(2,395)
Southeastern Paper Group, Inc
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired				100.00%
Business acquisition, consideration transferred				$ 2,984
Southeastern Paper Group, Inc | Customer relationships
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition				798
Southeastern Paper Group, Inc | Trademark
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition				60
Southeastern Paper Group, Inc | Noncurrent Asset
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition				92
Southeastern Paper Group, Inc | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition				$ (944)
OK Market
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired								100.00%
Business acquisition, consideration transferred								$ 1,269
Cash and cash equivalents recognised as of acquisition date								$ 6
Total revenues		$ 2,635
Agua Cristal
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Business acquisition, consideration transferred					$ 699